S000047257 [Member] Investment Objectives and Goals - Northern Trust Credit-Scored US Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust Credit-Scored US Corporate Bond ETF (formerly, FlexShares® Credit-Scored US Corporate Bond Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust US Corporate Bond Quality Value IndexSM (the “Underlying Index”).